Equity - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) shares in Millions, $ in Millions, $ in Millions					1 Months Ended				12 Months Ended
	May 13, 2020 USD ($) $ / shares shares	May 13, 2020 AUD ($) $ / shares shares	Oct. 03, 2019 USD ($) $ / shares shares	Oct. 03, 2019 AUD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	May 31, 2020 AUD ($) $ / shares shares	Oct. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2019 AUD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issuance of shares	$ 88.8	$ 138.0	$ 50.7	$ 75.0	$ 88.8	$ 138.0	$ 50.7	$ 75.0
Number of shares issued and fully paid | shares	43.0	43.0	37.5	37.5	43.0	43.0	37.5	37.5
Fully-paid ordinary shares price	3.20	3.20	2.00	2.00	3.20	3.20	2.00	2.00
Discount percentage used to calculate equity purchase price per share					7.00%	7.00%	3.15%	3.15%
Equity Purchase Fee | Tasly
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from closing of strategic alliance | $									$ 20.0
Sale of equity price per share										$ 1.86
Premium percentage, used to calculate equity purchase price per share									20.00%